Comprehensive Income (Loss) (Summary Of The Activity In Other Comprehensive Income (Loss), Net Of The Related Tax Effects) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	$ 7	$ 7	$ 7	$ (6)
Other comprehensive (loss) income before reclassifications:
Pre-tax amount	(3)	1	1	(2)
Tax (benefit) provision		1	2	(1)
After-tax amount	(3)		(1)	(1)
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	1	1	14
Net current-period other comprehensive income (loss)	(6)	1		13
Balance at the end of period	(1)	7	7	7
TruGreen [Member]
Other comprehensive (loss) income before reclassifications:
Spin-off of the TruGreen Business	(2)
Unrealized Losses on Derivatives [Member]
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	1	(2)	(2)	(14)
Other comprehensive (loss) income before reclassifications:
Pre-tax amount	(2)
Tax (benefit) provision	(1)
After-tax amount	(2)
Amounts reclassified from accumulated other comprehensive income (loss)		2	2	12
Net current-period other comprehensive income (loss)	(1)	2	2	12
Balance at the end of period	(1)		1	(2)
Unrealized Gains on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	7	5	5	4
Other comprehensive (loss) income before reclassifications:
Pre-tax amount	2	3	5	(2)
Tax (benefit) provision	1	2	2	(1)
After-tax amount	1	2	3	(1)
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	(1)	(1)	2
Net current-period other comprehensive income (loss)	(2)	1	2	1
Balance at the end of period	5	6	7	5
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(1)	3	3		4
Other comprehensive (loss) income before reclassifications:
Pre-tax amount	(2)	(2)	(4)
After-tax amount	(2)	(2)	(4)
Net current-period other comprehensive income (loss)	(2)	(2)	(4)
Balance at the end of period	(5)	1	(1)		4
Foreign Currency Translation [Member] | TruGreen [Member]
Other comprehensive (loss) income before reclassifications:
Spin-off of the TruGreen Business	$ (2)